Leases Cash Flow (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating cash flow from operating activities	$ 51,444
Operating cash flow from finance leases	64
Financing cash flow from finance leases	2,204
Operating Leases, Additions	29,823
Finance Leases, Additions	$ 2,833